15. Leases (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Present value	R$ 8,378,835	R$ 7,780,870
LT Amazonas [Member]
Disclosure of financial assets [line items]
Nominal values	599,054
Present value	290,385	R$ 276,233
LT Amazonas [Member] | Up to December 2021 [member]
Disclosure of financial assets [line items]
Nominal values	47,366
Present value	13,772
LT Amazonas [Member] | Jan 2022 - dec 2025 [member]
Disclosure of financial assets [line items]
Nominal values	189,465
Present value	51,915
LT Amazonas [Member] | January 2026 onwards [member]
Disclosure of financial assets [line items]
Nominal values	362,223
Present value	R$ 224,698